SCHEDULE OF ACCOUNTS RECEIVABLE NET (Details) (Parenthetical) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Accounts receivable	[1]	$ 28,567,980	$ 19,202,976
Asset Pledged as Collateral [Member] | Short-Term Debt [Member]
Variable Interest Entity [Line Items]
Accounts receivable		$ 4,025,547	$ 3,914,532

[1]	$3,914,532 and $4,025,547 in accounts receivable were pledged as collateral for short-term borrowing as of December 31, 2023 and December 31, 2024 (Note 10).